Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EQ ADVISORS TRUSTSM

EQ/BlackRock Basic Value Equity Portfolio

SUPPLEMENT DATED DECEMBER 18, 2020, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change and related changes affecting the following Portfolios:

EQ/BlackRock Basic Value Equity Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

On December 15-16, 2020, the Board of Trustees of the Trust approved certain proposed changes with respect to the Portfolios, including (i) the termination of BlackRock Investment Management, LLC (“BlackRock”) as a sub-adviser to the EQ/BlackRock Basic Value Equity Portfolio and an allocated portion of the EQ/Large Cap Value Managed Volatility Portfolio, (ii) the appointment of Aristotle Capital Management, LLC (“Aristotle Capital”) as a sub-adviser to the EQ/BlackRock Basic Value Equity Portfolio and an allocated portion of the EQ/Large Cap Value Managed Volatility Portfolio, (iii) a change in EQ/BlackRock Basic Value Equity Portfolio’s name to EQ/Value Equity Portfolio, (iv) a change to EQ/BlackRock Basic Value Equity Portfolio’s investment objective, and (v) an amendment to the investment advisory agreement between Equitable Investment Management Group, LLC and the Trust with respect to the EQ/BlackRock Basic Value Equity Portfolio to reflect a decrease in the investment advisory fee rate for that Portfolio.

As a result of these changes, Equitable Investment Management Group, LLC has entered into a new sub-advisory agreement with Aristotle Capital to provide sub-advisory services for the Portfolios, effective on or about February 1, 2021. The following changes to the Summary Prospectus, Prospectus and SAI are effective on or about February 1, 2021:

All references to BlackRock as the sub-adviser to the Portfolios are deleted.

All references to EQ/BlackRock Basic Value Equity Portfolio are replaced with EQ/Value Equity Portfolio.

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Investment Objective: Seeks to achieve capital appreciation.

******

The section of EQ/BlackRock Basic Value Equity Portfolio’s Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Value Equity Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee*	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.92%	0.92%	0.67%
*	Management fee has been restated to reflect the current fee.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$94	$293	$509	$1,131
Class IB Shares	$94	$293	$509	$1,131
Class K Shares	$68	$214	$373	$835

******

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Principal Investment Strategy. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s investments in equity securities may include common stocks, depositary receipts, real estate investment trusts (“REITs) and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depositary receipts represent interests in foreign securities held on deposit by banks. REITs are companies that own, operate, or finance income-generating real estate. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Portfolio may invest up to 20% of its total assets in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Portfolio invests primarily in equity securities that the Sub-Adviser believes are high quality businesses that are undervalued by the market relative to what the Sub-Adviser believes to be their fair value and have a minimum market capitalization of $2 billion. The Sub-Adviser seeks to identify high quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.

The Portfolio has no minimum holding period for investments and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio also may lend its portfolio securities to earn additional income.

******

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting “Mid-Cap Company Risk” and adding the following:

Mid-Cap and Small-Cap Company Risk: Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses),and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.

ETFs Risk: The Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation, and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. In addition, global climate change may have an adverse effect on property and security values.

Real estate investment trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a portfolio that invests in REITs indirectly bears REIT management and administration expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains distributed to shareholders. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting the first sentence of “Foreign Securities Risk” and replacing it with the following:

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities.

******

EQ/BlackRock Basic Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EQ ADVISORS TRUSTSM

EQ/BlackRock Basic Value Equity Portfolio

SUPPLEMENT DATED DECEMBER 18, 2020, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change and related changes affecting the following Portfolios:

EQ/BlackRock Basic Value Equity Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

On December 15-16, 2020, the Board of Trustees of the Trust approved certain proposed changes with respect to the Portfolios, including (i) the termination of BlackRock Investment Management, LLC (“BlackRock”) as a sub-adviser to the EQ/BlackRock Basic Value Equity Portfolio and an allocated portion of the EQ/Large Cap Value Managed Volatility Portfolio, (ii) the appointment of Aristotle Capital Management, LLC (“Aristotle Capital”) as a sub-adviser to the EQ/BlackRock Basic Value Equity Portfolio and an allocated portion of the EQ/Large Cap Value Managed Volatility Portfolio, (iii) a change in EQ/BlackRock Basic Value Equity Portfolio’s name to EQ/Value Equity Portfolio, (iv) a change to EQ/BlackRock Basic Value Equity Portfolio’s investment objective, and (v) an amendment to the investment advisory agreement between Equitable Investment Management Group, LLC and the Trust with respect to the EQ/BlackRock Basic Value Equity Portfolio to reflect a decrease in the investment advisory fee rate for that Portfolio.

As a result of these changes, Equitable Investment Management Group, LLC has entered into a new sub-advisory agreement with Aristotle Capital to provide sub-advisory services for the Portfolios, effective on or about February 1, 2021. The following changes to the Summary Prospectus, Prospectus and SAI are effective on or about February 1, 2021:

All references to BlackRock as the sub-adviser to the Portfolios are deleted.

All references to EQ/BlackRock Basic Value Equity Portfolio are replaced with EQ/Value Equity Portfolio.

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Investment Objective: Seeks to achieve capital appreciation.

******

The section of EQ/BlackRock Basic Value Equity Portfolio’s Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Value Equity Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee*	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.92%	0.92%	0.67%
*	Management fee has been restated to reflect the current fee.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$94	$293	$509	$1,131
Class IB Shares	$94	$293	$509	$1,131
Class K Shares	$68	$214	$373	$835

******

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Principal Investment Strategy. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s investments in equity securities may include common stocks, depositary receipts, real estate investment trusts (“REITs) and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depositary receipts represent interests in foreign securities held on deposit by banks. REITs are companies that own, operate, or finance income-generating real estate. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Portfolio may invest up to 20% of its total assets in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Portfolio invests primarily in equity securities that the Sub-Adviser believes are high quality businesses that are undervalued by the market relative to what the Sub-Adviser believes to be their fair value and have a minimum market capitalization of $2 billion. The Sub-Adviser seeks to identify high quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.

The Portfolio has no minimum holding period for investments and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio also may lend its portfolio securities to earn additional income.

******

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting “Mid-Cap Company Risk” and adding the following:

Mid-Cap and Small-Cap Company Risk: Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses),and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.

ETFs Risk: The Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation, and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. In addition, global climate change may have an adverse effect on property and security values.

Real estate investment trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a portfolio that invests in REITs indirectly bears REIT management and administration expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of net investment income and net realized gains distributed to shareholders. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

The section of the EQ/BlackRock Basic Value Equity Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting the first sentence of “Foreign Securities Risk” and replacing it with the following:

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities.

******